VARIABLE INTEREST ENTITY (“VIE”) (Details Narrative)	Dec. 31, 2021
Subsidiary Company Three [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest percentage	100.00%